Intangible assets - Additional Information (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) cash_generating_unit	Dec. 31, 2024 GBP (£) cash_generating_unit	Dec. 31, 2023 GBP (£)	Dec. 31, 2025 CAD ($)	Oct. 17, 2024 CAD ($)
Disclosure Of Intangible Assets [Line Items]
Goodwill	£ 38,917	£ 41,129
Impairment	279	694
Future contractual commitments	£ 6	£ 5
Value-in-use calculation on detailed financial budgets extrapolated period	10 years	10 years
Number of cash-generating units assessed for impairment | cash_generating_unit	17	17
Impairment of goodwill	£ 277	£ 39	£ 4,614
Percentage of growth of operating units in financial budget in year 2 to 10 per annum	3.00%	3.00%
Value-in-use calculation on detailed financial budgets, period	2 years
Percentage of growth of operating units in financial budget after year 10 per annum	1.00%	1.00%
Cash retained for working capital needs	£ 407			$ 750	$ 750
Settlement of tobacco litigation in Canada
Disclosure Of Intangible Assets [Line Items]
Cash contribution deduction from the global settlement	£ 17,600			$ 32,500
Settlement of tobacco litigation in Canada, upfront payment
Disclosure Of Intangible Assets [Line Items]
Percentage of cash tax refunds received from upfront payments					85.00%
Annual payments, percentage of net income after taxes					85.00%
Reynolds American
Disclosure Of Intangible Assets [Line Items]
Value-in-use calculation on detailed financial budgets extrapolated period	5 years
Percentage of growth of operating units in financial budget after year 5 per annum	1.00%	1.00%
United States
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | cash_generating_unit	1	1
AME
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | cash_generating_unit	9	9
APMEA
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | cash_generating_unit	7	7
Other
Disclosure Of Intangible Assets [Line Items]
Goodwill	£ 321	£ 317
Number of cash-generating units assessed for impairment | cash_generating_unit	8
Pre-tax discount rates	8.10%	8.40%		8.10%
Peru
Disclosure Of Intangible Assets [Line Items]
Goodwill	£ 0	£ 74
Impairment		0
Impairment of goodwill	£ 72	£ 0
Forecast assumptions amended period	5 years
Percentage of growth of operating units in financial budget after year 5 per annum	(4.00%)
Pre-tax discount rates		8.70%
Malaysia
Disclosure Of Intangible Assets [Line Items]
Goodwill	£ 170	£ 187
Impairment of goodwill	£ 21	£ 39
Forecast assumptions amended period	5 years
Percentage of growth of operating units in financial budget after year 5 per annum	(1.40%)
Pre-tax discount rates	10.10%	10.60%		10.10%
Canada
Disclosure Of Intangible Assets [Line Items]
Goodwill	£ 1,994	£ 2,229
Impairment of goodwill	£ 184	£ 0
Pre-tax discount rates	11.40%	9.80%		11.40%
Australia
Disclosure Of Intangible Assets [Line Items]
Goodwill	£ 664	£ 662
Forecast assumptions amended period	5 years
Percentage of growth of operating units in financial budget after year 5 per annum	(0.80%)
Pre-tax discount rates	11.80%	7.90%		11.80%
– internal development
Disclosure Of Intangible Assets [Line Items]
– separately acquired	£ 92	£ 80
Brand names
Disclosure Of Intangible Assets [Line Items]
Carrying amount	8,728	9,832
Intangible assets	£ 38,590	43,064
Value-in-use calculation on detailed financial budgets extrapolated period	5 years
Brand names | Grizzly
Disclosure Of Intangible Assets [Line Items]
Carrying amount	£ 8,728	£ 9,373
Long-term growth rates		1.00%
Pre-tax discount rates	7.30%	7.60%		7.30%
Brand names | Camel Snus
Disclosure Of Intangible Assets [Line Items]
Intangible assets, remaining useful lives	20 years
Brand names | Grizzly
Disclosure Of Intangible Assets [Line Items]
Long-term growth rates	1.00%			1.00%
Brand names | Top of range
Disclosure Of Intangible Assets [Line Items]
Intangible assets, remaining useful lives	30 years	30 years	20 years
Goodwill
Disclosure Of Intangible Assets [Line Items]
Impairment	£ 277	£ 39
Goodwill | – internal development
Disclosure Of Intangible Assets [Line Items]
– separately acquired	0	0
Computer software and assets in the course of development | Cost | – internal development
Disclosure Of Intangible Assets [Line Items]
– separately acquired	374	398
Reynolds American
Disclosure Of Intangible Assets [Line Items]
Goodwill	29,322	31,491
Reynolds American | Brand names
Disclosure Of Intangible Assets [Line Items]
Carrying amount	8,728	9,832
Intangible assets	38,590	42,605
Rothmans Group
Disclosure Of Intangible Assets [Line Items]
Goodwill	4,208	4,091
Imperial Tobacco Canada
Disclosure Of Intangible Assets [Line Items]
Goodwill	£ 1,994	£ 2,229
Long-term growth rates	(3.65%)	(3.65%)		(3.65%)
Period of value in use calculation on basis of cash flow forecast	5 years
Pre-tax discount rates	11.40%	9.80%		11.40%
ETI
Disclosure Of Intangible Assets [Line Items]
Goodwill	£ 1,438	£ 1,363
ST
Disclosure Of Intangible Assets [Line Items]
Goodwill	£ 1,080	£ 1,024